Accumulated Other Comprehensive Loss (Tables)	12 Months Ended
Dec. 31, 2021
Stockholders' Equity Note [Abstract]
Schedule of accumulated other comprehensive loss, net of tax
	Foreign currency translation	Total
	$	$
Balance as of January 1, 2019	(2,143)	(2,143)
Current year other comprehensive income	239	239
Balance as of December 31, 2019	(1,904)	(1,904)
Current year other comprehensive income	661	661
Balance as of December 31, 2020	(1,243)	(1,243)
Current year other comprehensive loss income (loss)	152	152
Balance as of December 31, 2021	(1,091)	(1,091)